Lessee disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Schedule of Right-of-Use Assets	The table below sets out the movement in the Group’s right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 24).

	2025 £m	2024 £m
At 1 January	872	1,055
Exchange and other adjustments	(1)	2
Additions	83	128
Disposals	(13)	(115)
Depreciation charge for the year	(182)	(198)
At 31 December	759	872